SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease expenses:
Fixed rent expense	$ 425,291	$ 316,551
Variable rent expense	625	625
Total lease expenses	$ 425,916	$ 317,176